Borrowings - Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt [Abstract]
June 30, 2021	$ 33,755
June 30, 2022	33,468
June 30, 2023	59,069
June 30, 2024	58,878
June 30, 2025 and thereafter	67,518
Total	$ 252,688	$ 249,210